VESSELS AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Movements of Vessels and Equipment [Roll Forward]
Net Carrying Value Beginning balance			$ 312,292
Depreciation	(28,301)	(49,603)	(86,892)	(151,540)
Net Carrying Value ending balance	287,444		287,444
Vessels and Equipment [Member]
Movements of Vessels and Equipment [Roll Forward]
Balance, beginning of period			459,312
Accumulated Depreciation beginning balance			(147,020)
Net Carrying Value Beginning balance			312,292
Purchases			651
Disposals cost			(51,960)
Disposals depreciation			40,290
Other movements cost			(92)
Other movements depreciation			170
Depreciation			(13,907)
Balance, end of period	407,911		407,911
Accumulated Depreciation ending balance	(120,467)		(120,467)
Net Carrying Value ending balance	$ 287,444		$ 287,444